Related-Party Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Schedule of related party transactions
HydraFacial sells to a customer that is owned directly or indirectly by a former key member of management. Sales for this related party and the outstanding accounts receivable balance are as follows for the periods indicated:

	Year Ended December 31,
(in thousands)	2021	2020	2019
Sales to related party	$551	$337	$351

(in thousands)	December 31, 2021	December 31, 2020
Accounts receivable due from related party	$394	$250